Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The estimated useful lives of property and equipment are as follows:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	4 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	4 to 10 years
Property and equipment consists of the following:

	December 31,
(in millions)	2016	2015
Land	$27.7	$27.7
Machinery and equipment	43.2	56.8
Building and leasehold improvements	120.4	126.7
Computer and data processing equipment	101.7	99.6
Computer software	10.8	10.3
Furniture and fixtures	23.8	29.4
Construction in progress	20.4	23.9
Property and equipment	348.0	374.4
Less: accumulated depreciation	(184.3)	(199.0)
Property and equipment, net	$163.7	$175.4